Consolidated Statements of Loss and Comprehensive Loss $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CAD ($) $ / shares	Dec. 31, 2020 CAD ($) $ / shares
Operating expenses:
Exploration and evaluation costs	$ 15,355	$ 3,658
Fees, salaries and other employee benefits	3,694	4,319
Insurance	637	448
Legal and professional fees	1,983	562
Marketing and investor relations	1,093	1,322
Office and administration	606	667
Regulatory and compliance	371	319
Operating expenses	23,739	11,295
Other expenses (income):
Unrealized net gain on marketable securities	869	(565)
Realized net loss on marketable securities	311	0
Amortization of flow-through share premium	(4,520)	(453)
Finance expense related to bridge loan	0	259
loss on bridge loan	0	224
Accretion of provision for site reclamation and closure	69	34
Interest expense on lease liability	98	0
Interest and other income	36	91
Foreign exchange loss	(14)	(60)
Impairment of equipment	42	0
Other	39	0
Loss from continuing operations before taxes	20,625	10,763
Income tax refunded	(3,835)	0
Loss from continuing operations	(3,114)	(532)
Loss from discontinued operations	0	3,490
Loss from continuing operations	(16,790)	(10,763)
Loss for the year	16,790	14,253
Items that may be reclassified subsequently to profit or loss:
Unrealized currency (gain) loss on translation of foreign operations	0	23
Other comprehensive (income) loss for the year	0	(23)
Total comprehensive loss for the period	$ (16,790)	$ 14,230
Loss per share from continuing operations: basic and diluted | (per share)	$ 0.14	$ 0.13
Basic and diluted loss per share | $ / shares	$ 0.14	$ 0.18